Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

For our financial statements as of December 31, 2013 and for the year ended, we evaluated subsequent events through March 11, 2014, the date on which those financial statements were available to be issued.

In January 2014, we issued 555,000 shares of senior redeemable convertible preferred stock at $8.00 per share for proceeds of $4.4 million in connection with the December 2013 Amendment (see Note 7).

In January 2014, we completed a private placement to new investors for the sale of 1.5 million shares of our senior redeemable convertible preferred stock at a price of $8.00 per share for proceeds of $12.0 million.

In February 2014, we completed a pre-emptive rights offering, triggered by the private placement to new investors in January 2014, for 241,015 shares of our senior redeemable convertible preferred stock at a price of $8.00 per share for proceeds of $1.9 million.

In February 2014, options to purchase 257,987 shares of common stock originally granted in September 2013 were re-priced from an exercise price of $10.50 per share to an exercise price of $8.00 per share.